Condensed Consolidated Statements of Operations (USD $)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Mar. 31, 2011 Predecessor	Sep. 28, 2011 Predecessor	Dec. 31, 2010 Predecessor
Licensing and design revenue	$ 2,903,000	$ 2,898,000	$ 2,895,000	$ 8,729,000	$ 9,796,000
Other operating income	11,000
Total revenues	2,914,000		2,895,000
Direct licensing costs	34,000	252,000
Net licensing and design revenue	2,880,000	2,646,000	2,895,000	8,729,000	9,796,000
Expenses
Design and marketing costs	1,033,000	1,010,000	925,000	2,786,000	3,143,000
General and administrative expenses	922,000	910,000	542,000	1,384,000	1,523,000
Stock based compensation	28,000	530,000
Depreciation & amortization	209,000	211,000	70,000	211,000	283,000
Acquisition and due diligence costs		498,000
Total expenses	2,192,000	3,159,000	1,537,000	4,381,000	4,949,000
Operating income (loss)	688,000	(513,000)	1,358,000	4,348,000	4,847,000
Interest and finance costs
Interest expenses - debt	286,000	296,000
Interest income		3,000			2,000
Other interest and finance charges	257,000	253,000
Total interest and finance costs	(543,000)	(546,000)			2,000
Income (loss) before income tax (benefit) expense	145,000	(1,059,000)	1,358,000	4,348,000	4,849,000
Provision (benefit) for income taxes	(17,000)	(190,000)	54,000	175,000	222,000
Net income (loss)	$ 162,000	$ (869,000)	$ 1,304,000	$ 4,173,000	$ 4,627,000
Earnings per share:
Basic and diluted		$ (0.15)
Basic	$ 0.03
Diluted	$ 0.02
Weighted average number of common shares outstanding:
Basic and diluted		5,770,266
Basic	5,810,180
Diluted	6,556,173